SEC Registration Nos.
Nos. 811-03416 and 002-76510

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 93            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 93                         XX

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

    Immediately upon filing pursuant to paragraph (b)

    on [date] pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a)(1)

    on [date] pursuant to paragraph (a)(1)

    75 days after filing pursuant to paragraph (a)(2)

 X  on December 30, 2011 pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This post-effective amendment relates solely to Calvert Strategic Income Fund (the "Fund"), a new series of The Calvert Fund (the "Trust"). No information relating to any other series or shares of the Trust is amended or superseded hereby. This post-effective amendment is being filed to register Class A, Class C and Class Y shares of the Fund.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this registration statement.

PROSPECTUS
Class A, C and  Y

December 30, 2011

Class (Ticker)
Calvert Strategic Income Fund	A (______)	C (______)	Y (______)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Strategic Income Fund Prospectus

Class A, C and Y

December 30, 2011

FUND SUMMARY                                              Calvert Income Funds

CALVERT STRATEGIC INCOME FUND
Class (Ticker):	A (_____)	C (_____)	Y (_____)

INVESTMENT OBJECTIVE

The Fund seeks to maximize absolute return, to the extent consistent with preservation of capital.  This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page ___ and “Reduced Sales Charges” on page ___ of this Prospectus, and under “Method of Distribution” on page ___ of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower) [1]	None	1.00%	None
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.58%	2.85%	4.01%
Total annual fund operating expenses	2.53%	4.55%	4.71%
Less fee waiver and/or expense reimbursement [2]	(1.13%)	(2.15%)	(3.56%)
Net expenses	1.40%	2.40%	1.15%

1   The contingent deferred sales charge reduces over time.

2    Calvert has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2013.   Direct net operating expenses will not exceed 1.40% for Class A, 2.40% for Class C and 1.15% for Class Y.  Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•         you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

•         your investment has a 5% return each year;

•         the Fund’s operating expenses remain the same; and

•         any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$512	$919
Class C Shares
Expenses assuming redemption	$343	$973
Expenses assuming no redemption	$243	$973
Class Y Shares	$117	$748

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.  Because the Fund has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Fund at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

To achieve its investment objective, the Fund will invest its assets among a broad range of fixed-income securities, including debt securities of U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. government and its agencies (e.g., Government National Mortgage Association, the Federal

National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)) or non-U.S. governmental entities; taxable municipal securities; and asset-backed securities (“ABS”), including commercial mortgage-backed securities.  In addition, the Fund may invest in leveraged loans and repurchase agreements.  The Fund also may invest in convertible securities and preferred securities (including trust preferred securities).

The Fund uses an active trading strategy and is not managed relative to an index. The Fund intends to utilize various relative value investment strategies in a broad array of fixed income sectors and securities in an effort to achieve its investment objective.

The Fund may invest in securities with a broad range of maturities.  The Fund does not have a target duration but typically will be managed with an average portfolio duration between 0 and 7 years; however, during periods of relatively high interest rates, the Fund’s average portfolio duration could be extended to a maximum of 10 years.

The Fund’s duration will be managed based on the investment advisor’s outlook on economic conditions and interest rates as well as perceived relative value opportunities. The Fund’s spread duration, which measures price sensitivity to changing levels of yield premium over Treasuries, will also vary according to valuations across sectors and securities.

The Fund may invest up to 40% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest without limit in foreign securities but will not invest more than 35% of its net assets in securities of issuers in emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its net assets.

The Fund is non-diversified.

The Fund may invest in derivative instruments as a means of hedging risk or for investment purposes.  The Fund’s derivative investments may include futures contracts, options and swaps (including credit default swaps).  In particular, the Fund may use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.  The Fund also may hold cash or other short-term investments.

The Fund may invest in exchange-traded funds (“ETFs”) in order to gain exposure to particular foreign markets or asset classes.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Fund are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Fund receiving payments of principal or interest may be substantially limited.

Mortgage-Backed Security Risk of Government-Sponsored Enterprises. Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk.  Unrated securities may be less liquid than rated securities determined to be of comparable quality.  When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Trust Preferred Securities. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.  There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.  Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall.  Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Fund.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Leverage Risk.  When the Fund engages in transactions that have a leveraging effect on the Fund’s portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

ETF Risk.  The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs.   When the Fund invests in an ETF (another investment company), shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses in addition to their share of the Fund’s fees and expenses.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.

PORTFOLIO MANAGEMENT

Investment Advisor.  Calvert Investment Management, Inc.

Portfolio Manager Name	Title	Length of Time Managing Fund
Gregory Habeeb	Senior Vice President & Senior Portfolio Manager, Calvert	Since December 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan.  For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).  Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account,

any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class C” and “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund.  See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of the Fund’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of the Fund’s net assets) paid by the Fund is 0.30%.

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under the Fund’s distribution plan for Class A and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees for the current fiscal year.  Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees.

Fund	Maximum Amount Payable (Class A)	Amount Authorized
Calvert Strategic Income Fund	0.50%	0.25%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by the Fund as a shareholder. The Example in the Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. The Fund does not expect to incur a material amount of interest expense in the fiscal year.

The Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the Fund Summary.

See “Investment Advisor” in the Fund’s SAI for more information.

EXAMPLE

The example in the fee table for the Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of the Fund’s principal investment strategies and principal risks is under the earlier Fund Summary. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Fund, along with their associated risks. The Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the Fund’s SAI.

For certain investment strategies listed, the table below shows the Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of the Fund is also provided below.)

Key to Table * Fund currently uses as a principal investment strategy □ Permitted, but not a principal investment strategy xN Allowed up to x% of Fund’s net assets

Investment Techniques
Active Trading Strategy/Turnover	*
Temporary Defensive Positions	□
Hedging Strategies	*
Exchange-Traded Funds	*
Conventional Securities
Foreign securities	*
Investment grade bonds	*
Below-investment grade, high-yield bonds	40N
Unrated debt securities	*
Illiquid securities	15N
Unleveraged Derivative Securities
Asset-backed securities	*
Mortgage-backed securities	*
Leveraged Derivative Instruments
Options on securities and indices	*
Futures contract	*

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

ETFs. ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. Among other things, ETFs may be used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market
Conventional Securities and Associated Risks

Foreign securities. Foreign securities are securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB or higher in credit quality by Standard & Poor’s or assigned an equivalent rating by another NRSRO, including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund’s Advisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction
Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension,Prepayment, Liquidity and Interest Rate
Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, the Fund will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Certain Investment Strategies

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively.

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as asset-backed securities (“ABS”). The holder of an interest in ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay ABS classes with a higher priority of payment.

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Fund may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security.  Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or its cash value). Options are derivatives (instruments that derive their value from the performance of an underlying financial asset, index or other investment).

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond.

PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Fund.  Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of November 30, 2011, Calvert was the investment advisor for 43 mutual fund portfolios and had over $__ billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of the Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

Calvert Investment Management, Inc.

See “About Calvert” above. Gregory Habeeb, the Portfolio Manager for the Fund, has managed the assets of the Fund since the Fund’s inception in December 2011.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Mr. Habeeb has been a Portfolio Manager for the Calvert Taxable Fixed Income Team since 1997. Mr. Habeeb has over 28 years of experience as an analyst, trader and portfolio manager.	Portfolio Manager

ADVISORY FEES

The aggregate annual advisory fee paid by the Fund as a percentage of the Fund’s average daily net assets is 0.40%. This figure is the total of all advisory fees paid directly by the Fund.  The advisory fee does not include administrative fees.

________________________________________

A discussion regarding the basis for the approval by the Fund’s Board of Trustees of the investment advisory agreement with respect to the Fund is available in the most recent Semi-Annual Report of the Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

             First, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts. Minimum investments are lower for the retirement plans.

             Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•         the amount you wish to invest;

•         the length of time you plan to keep the investment;

•         the Class expenses; and

•         whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

The Fund offers three different Classes of shares: Class A, C and Y.  Calvert Investment Distributors, Inc. (“CID”) is the Fund’s distributor.

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge
Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 3.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class C due to a lower 12b-1 fee.
Class C Shares: Deferred Sales Charge for One Year
Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within 1 year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.
Class Y Shares: No Sales Charge
Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Fund’s distributor, to offer Class Y shares to their clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A and C because Class Y has no 12b-1 fee.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in the Fund, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

*  This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year CDSC of 0.80%. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment.  The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above.

If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares.  For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds.  Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert’s non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________________

*           A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which:

            1. has been in existence for more than six months, and

            2. has a purpose other than acquiring shares at a discount, and

            3. satisfies uniform criteria which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CID or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase:

(i)        Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or

(ii)        the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

            •         current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges” above);

•         directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the subadvisor, or broker/dealer;

•         purchases made through a registered investment advisor;

•         trust departments of banks or savings institutions for trust clients of such bank or institution;

•         purchases through a broker/dealer maintaining an omnibus account with the Fund, provided the purchases are made by:

    (a)       investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

    (b)       clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or

    (c)       retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and “rabbi trusts;” and

 •         the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from the Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value (“NAV”)

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

Reinstatement Privilege (Class A)

Subject to the Fund’s market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows the Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the Fund’s SAI for further discussion of these services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund.  Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid

	Class A	Class C
Calvert Strategic Income Fund	0.50%/0.25%	1.00%/1.00%*

* For Class C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CID, the Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class C), when you purchase shares of non-money market funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees

	Class A*	Class C**
Calvert Strategic Income Fund	3.00%/0.25%	1.00%/1.00%

*      Class A service fees begin to accrue in the first month after purchase.

**     Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CID to sell Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CID may reallow to broker/dealers the full Class A front-end sales charge. CID may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A and C Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert’s client services department at 800-368-2748.

Please see the Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Fund may charge a $2 service fee on additional purchases of less than $250. The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Fund’s distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of the Fund.

Please see the Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Fund may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  In order to verify your identity, the Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on the Fund’s NAV. The NAV is computed by adding the value of the Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to the Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below.

All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•           The Fund name and account number.

•           The amount of the transaction (in dollars or shares).

•           Signatures of all owners exactly as registered on the account (for mail requests).

•           Signature guarantees (if required).*

•           Any supporting legal documentation that may be required.

•           Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

The Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

The Fund reserves the right to suspend or postpone redemptions during any period when:

(a)           trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b)           the SEC has granted an order to the Fund permitting such suspension; or

(c)           an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, the Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into the Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

•         Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

•         Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

•         The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

•         Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees.

•         Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

•         Redemption of shares purchased with reinvested dividends or capital gain distributions.

•         Shares transferred from one retirement plan to another in the same Fund.

•         Shares redeemed as part of a retirement plan termination or restructuring.

•         Redemption of shares of a Fund held as a default investment option in a retirement plan.

•         Exchange or redemption transactions by an account that the Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website (Class A and C Shares)

For 24-hour performance and account information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A and C Shares)

By signing up for services when you open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Fund requires a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and C Shares)

You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A and C Shares)

You may purchase Class A or Class C shares, or redeem or exchange Class A or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. The Fund discourages frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, the Fund’s Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Fund’s investment strategies. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees. The Board of Trustees of the Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of the Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of the Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i)        does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or

(ii)        as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of the Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Fund.

The Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and CID also may modify any terms or conditions of purchase of shares of the Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance/Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class.

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which the Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

To Open an Account:

800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for the Fund is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

The Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3416 The Calvert Fund (Calvert Strategic Income Fund)

Printed on recycled paper using soy inks

Calvert Income Funds                                                                                                                                      Calvert InvestmentsTM

                                                                                                                                                                             A UNIFI Company

THE CALVERT FUND

Calvert Strategic Income Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

December 30, 2011

Class (Ticker)
Calvert Strategic Income Fund	A (_____)	C (_____)	Y (_____)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus dated December 30, 2011. The Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The Fund’s Prospectus and most recent shareholder report may be obtained free of charge by writing the  Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	13
Additional Risk Disclosure	16
Investment Restrictions	17
Dividends, Distributions, and Taxes	18
Net Asset Value	18
Calculation of Yield and Total Return	19
Purchase and Redemption of Shares	20
Trustees and Officers	20
Investment Advisor	29
Portfolio Manager Disclosure	29
Administrative Services Agent	31
Method of Distribution	31
Transfer and Shareholder Servicing Agents	32
Portfolio Transactions	32
Portfolio Holdings Disclosure	33
Personal Securities Transactions	36
Proxy Voting Disclosure	36
Process for Delivering Shareholder Communications to the Board of Trustees	36
Independent Registered Public Accounting Firm and Custodian	37
General Information	37
Control Persons and Principal Holders of Securities	37
Fund Service Providers	38
Appendix A -- Proxy Voting Guidelines
Appendix B -- Corporate Bond & Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

            The following supplemental discussion of principal investment policies and risks applies to the Fund, unless otherwise noted.

U.S. Government-Sponsored Obligations

            The Fund may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States ("U.S.") Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

      In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-Backed Obligations

            The Fund may invest in U.S. Treasury obligations and other U.S. Government-backed obligations.

            U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Preferred Stocks

            Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.  Owners of preferred stock ordinarily do not have voting rights.

            Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If the Fund owns a preferred stock on which distributions are deferred, the Fund may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.

Trust Preferred Securities

            Trust preferred securities are generally limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are generally treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends received deduction or the reduced tax rates applicable to qualified dividend income. Trust preferred securities prices fluctuate for several reasons including changes in investors' perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment and the risk that a trust preferred security may be called for redemption in a falling interest rate environment.

            Trust preferred securities are also subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters.  In addition, the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events. Trust preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities

            Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Asset-Backed Securities

            The Fund may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

            The underlying assets (e.g., loans) are subject to prepayments, which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

Municipal Securities

Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities that the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

Derivatives

The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. The Fund can use these practices either as substitution for alternative permissible investments or as protection against an adverse move in the Fund's portfolio securities. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Futures Transactions

The Fund may purchase and sell futures contracts. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

            A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

            These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

            The purchase and sale of futures contracts may be used, among other things, for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if the Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission (“CFTC”). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Additional Risks of Futures Contracts.  If the Fund has sold futures to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract may move more than or less than the price of the securities being hedged. Where the Fund has sold futures to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts and also experience a decline in the value of its portfolio securities.

            The Fund can close out futures positions in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily margin payments in the event of adverse price movements.

Foreign Securities

            Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly on foreign markets, or those represented by American Depositary Receipts ("ADRs"), and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' securities, the Fund may possibly avoid some currency and some liquidity risks.  However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. – dollar denominated.

            Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or convert foreign securities holdings into U.S. dollars.

            U.S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors.  In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities. Investing in emerging markets and in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. The Fund defines an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International (“MSCI") Europe, Australasia, Far East ("EAFE") (Standard) Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy or political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Repurchase Agreements

            Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation, which is the subject of the repurchase agreement.

            Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed to have a security interest in and lien upon such security.  The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund’s Board of Trustees (the “Board”). In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

below-Investment Grade, high-yield Debt Securities

Below investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor's Ratings Services ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"), known as "junk bonds").  These securities have moderate to poor protection of principal and interest payments and have speculative characteristics.  (See Appendix B for a description of the ratings.)  The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality as determined by the Advisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

            The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

leveraged loans

The Fund may invest in leveraged loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Circumstances surrounding default in the payment of interest or principal on a loan may result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the net asset value (“NAV”) of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded, and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market, and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the SEC or any state securities commission and are not often rated by any NRSRO. Generally there is less readily available, reliable information about most loans than is the case for many other types of securities.

Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning counterparty. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the counterparty that is selling the participation. In the event of the insolvency of the counterparty selling a participation, the Fund may be treated as a general creditor of the counterparty and may not benefit from any set-off between the counterparty and the borrower.

Risk of Investing in Loans to Non-U.S. Borrowers. The Fund may invest all or a portion of its assets in loans of non-U.S. borrowers. The Fund’s investments in loans of non-U.S. borrowers may be affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation resulting in less publicly available information about the borrowers.

Options

            The Fund may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies.  In addition, the Fund may write covered call options and secured put options on futures contracts.

            The Fund may engage in such transactions for, among other reasons, hedging purposes, including hedging of the Fund’s cash position.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date, and European-

style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

            Other principal factors that affect the market value of an option include supply and demand, interest rates,  and the current market price and the price volatility of the underlying security.

Purchasing Options.  The Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

            Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   The Fund may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

The Fund may write options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value.

Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. The Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When the Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.    The Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  The Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

                A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if the Fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.   The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers.  Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Fund from closing an options position, which could impair the Fund’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Options on Futures Contracts.    The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Fund may also enter into closing transactions with respect to such options to terminate an existing position.

            The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options.  If the Fund takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the options that it would not have experienced if it had not hedged.

Correlation is also imperfect between movements in the prices of options and movements in prices of the securities which are the subject of the hedge. Thus the price of the option may move more than or less than the price of the securities being hedged. Where the Fund has taken options positions to hedge against a decline in the market, the price of the option may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the option and also experience a decline in the value of its portfolio securities.

            The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

The Fund can close out options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or write only such options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option at any particular time. This might prevent the Fund from closing an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Issuer Non-Diversification Risk

The Fund is non-diversified and may focus its investments on a small number of issuers. A fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Swap Agreements

            The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The counterparty to any swap agreement must meet credit guidelines as determined by the Advisor.

            The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect in its forecasts of market variables, the investment performance of the Fund may be less favorable than it would have been if this investment technique were not used.

            Credit default swaps are one type of swap agreement that the Fund may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Fund would bear the losses resulting from the credit event.

Exchange-Traded Funds ("ETFs")

                ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing NAV, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated NAV. Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

The Fund may purchase shares of ETFs for, among other reasons, the purpose of managing the Fund’s cash position consistent with the Fund's applicable benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to lessen the exposure to the market.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV and, because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Funds.  Therefore, the Fund's purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Short-Term Instruments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Leverage

To the extent that the Fund makes purchases of securities where borrowing exceeds 5% of the Fund’s total assets, the Fund may engage in transactions which create leverage. In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund’s net asset value (“NAV”).

            The Fund’s use of leverage is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used.  The Advisor may determine to maintain the Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

            •  fluctuations in interest rates on borrowings and short-term debt; and

• the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remain fixed.  If interest rates rise or if the Fund otherwise incurs losses on its investments, the Fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on its shares in certain instances.  The Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Fund's portfolio in accordance with the Fund's investment objective and policies.  These covenants or restrictions may also force the Fund to liquidate investments at times and at prices that are not favorable to the Fund, or to forgo investments that the Advisor otherwise views as favorable.

To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial.  The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, the Fund will limit its borrowings as described in the “Investment Restrictions” section.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

            The following discussion of non-principal investment policies and risks applies to the Fund, unless otherwise noted.

Inverse floating rate debt instruments

The Fund may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Foreign Money Market Instruments

            The Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. The Federal Deposit Insurance Corporation ("FDIC") does not insure such obligations. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidence of ownership of portfolio securities may be held outside of the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Forward Foreign Currency Contracts

            Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

            The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

            Second, the Fund may have exposure to a particular foreign currency from that Fund's portfolio securities, and the Advisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, the Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund's applicable benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movement is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund’s investments in temporary defensive positions are generally not  FDIC insured, even though a bank may be the issuer.

Illiquid Securities

The Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities.  The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements, and then only in an amount up to 33 1/3% of the value of their total assets.

            During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

            The Fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers that the Advisor believes present minimal credit risks under guidelines adopted by the Board.

Collateralized Mortgage Obligations

            The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

            FHLMC has introduced a CMO that is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Short Sales

The Fund may engage in short sales of U.S. Treasury securities for the purposes of managing duration of the Fund. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, a broker retains the proceeds the seller receives from the sale until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Short sales expose the Fund to the risk that it will be required to acquire, cover or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund makes a short sale, it must segregate or “earmark” assets determined to be liquid by the Advisor or otherwise cover its position in a permissible manner.

Interest Only And Principal Only Mortgage-backed Securities

The Fund may also invest in Interest Only (IO) and Principal Only (PO) mortgage-backed securities. Interest only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected. Principal only securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of prepayments and will delay the final payment date.

Lending Portfolio Securities

The Fund may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value loaned will not exceed 33 1/3% of total assets. However, the Fund does not currently intend to loan portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

            Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Real Estate Investment Trusts

       The Fund may invest in investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs, which make construction, development and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest.  During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

            The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the 1940 Act. Reference to the “1940 Act” means the Investment Company Act of 1940, as amended.

(1) The Fund may not concentrate investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(2) The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

(3) The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(4) The Fund may not invest directly in commodities or real estate, although the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(5) The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Under current law, the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

            The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

 (1) The Fund may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities.

 (2) The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

 (3) With respect to Fundamental Investment Restriction (2) regarding borrowing, the Fund will aggregate borrowings and reverse repurchase agreements when applying the 33 1/3% limitation.  In order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

With respect to the Fund, except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

            The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of December 30, 2011, capital loss carryforwards were $0.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

            In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

            Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under Sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

            Many states do not tax the portion of a Fund's dividends that is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

NET ASSET VALUE

            The public offering price of the shares of the Fund is the respective NAV per share (plus, for Class A shares, the applicable sales charge). The Fund's NAV per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. The NAV fluctuates based on the market value of the Fund's investments. The NAV per share of the Fund is determined every business day as of the close of the regular session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). The Fund does not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as “trade date plus one” or “T + 1 accounting”.  Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

CALCULATION OF YIELD AND TOTAL RETURN

Yield

            From time to time, the Fund may advertise its "yield." Yield is calculated separately for each class of the Fund. Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Fund's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 - 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.

Total Return

            The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund’s Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not  reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD  = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

            Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

      Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.

Total return, like yield and NAV per share, fluctuates in response to changes in market conditions.  Neither total return nor yield for any particular time period should be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order.  The customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

The Fund has no  arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

The Fund has filed a notice of election under Rule 18f-1 with the SEC.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)  The notice of election is irrevocable while Rule 18f-1 is in effect unless the Commission permits the withdrawal of such notice.

            See the prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

            The Board of Trustees of The Calvert Fund supervises the Fund’s activities and reviews its contracts with companies that provide it with services.  Business information about the Trustees and Officers as well as information regarding the experience, qualifications, attributes and skills of the Trustees is provided below.  Independent Trustees refers to those Trustees who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Position

Position

# of Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Age

Fund

Date

During Last 5 Years

Overseen

Directorships

INDEPENDENT TRUSTEES
RICHARD L. BAIRD, JR. AGE: 63	Trustee	1980	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26	None
DOUGLAS E. FELDMAN, M.D. AGE: 63	Trustee	1982	Partner of The Feldman ENT Group in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	11	None
JOHN G. GUFFEY, JR. AGE: 63	Trustee	1980	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	26	• Ariel Funds (3) • Calvert Social Investment Foundation • Calvert Ventures, LLC

M. CHARITO KRUVANT

AGE: 66

	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting

Position

Position

# of Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Age

Fund

Date

During Last 5 Years

Overseen

Directorships

INDEPENDENT TRUSTEES

Anthony A. Williams   AGE: 60

Trustee	2010	Executive Director of Global Government Practice at the Corporate Executive Board (since Jan. 2010); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009); Director of State and Municipal Practice at Arent Fox LLP (since 2009); Chief Executive Officer of Primum Public Realty Trust (2007-2008); Mayor of Washington D.C. (1999-2007).	12	• Freddie Mac • Meruelo Maddux Properties, Inc. • Weston Solutions, Inc. • Bipartisan Debt Reduction Task Force • Chesapeake Bay Foundation • Catholic University of America • Urban Institute
INTERESTED TRUSTEES
BARBARA J. KRUMSIEK* AGE: 59

Trustee & President	1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	43	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair)
D. Wayne Silby, Esq.*

AGE: 63

Trustee & Chair	1980	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	26	• UNIFI Mutual Holding Company • Calvert Social Investment Foundation • Giving Assets, Inc. • Studio School Fund • Syntao.com China • The ICE Organization

Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

OFFICERS

KAREN BECKER

AGE: 59	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Investment Management, Inc. (“the Advisor”).
SUSAN walker Bender, Esq. AGE: 52	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
JENNIFER S. BERG AGE: 38	Assistant Fund Controller	2009	Fund Administration Manager for Calvert Investments, Inc.
THOMAS A. DAILEY AGE: 47	Vice President	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc. and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 47	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 38	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Investments, Inc.
GREGORY G. HABEEB AGE: 61	Vice President	2004	Senior Vice President of the Advisor and senior portfolio manager for Calvert’s taxable fixed-income funds.
HUI PING HO, CPA AGE: 46	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 55	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Investments, Inc.

Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

AUGUSTO DIVO MACEDO, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Assistant General Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL, Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 55	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer-Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE A. TRUNOW AGE: 44	Vice President	2008

Senior Vice President of the Advisor, and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. Wolfsheimer, CPA AGE: 59	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and certain affiliates.  Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009.  As of December 30, 2011, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund.

Additional Information about the Trustees

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Fund.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:  Mr. Baird, experience as a chief executive officer of a non-profit corporation; Dr. Feldman, experience as the managing partner of a private medical practice, experience in academia and medical leadership experience; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Ms. Kruvant, experience as a chief executive officer of a private company and experience as a board member of various organizations; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations.  References to the experience, qualifications, attributes and/or skills of the Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on the Board by reason thereof.

Board Structure

The Board is responsible for overseeing the management and operations of the Fund.  The Board consists of five Independent Trustees and two Trustees who are interested persons of the Fund.  D. Wayne Silby, who is an interested person of the Fund, serves as Chairperson of the Board.  The Board  has two standing Committees:  the Governance Committee and the Audit Committee.  Each of the Governance Committee and Audit Committee is chaired by an Independent Trustee and composed solely of Independent Trustees.  Although the Board has not designated a lead independent trustee, the Chair of the Governance Committee acts as a liaison between Fund management and the Independent Trustees.  In addition, the Chairs of the Governance Committee and Audit Committee work with Fund management in formulating agendas for Board and Committee meetings.

Through the Governance and Audit Committees, the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Trustees also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  The Board has determined that its committees help ensure that the Fund has effective and independent governance and oversight.  The Board has also determined that its leadership structure is appropriate given the Advisor’s sponsorship of the Fund, that investors have selected the Advisor to provide overall management to the Fund, and the Chairperson’s senior leadership role within the Advisor’s parent company.  The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Governance Committee addresses matters of fund governance, including policies on Trustee compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a nominating committee, e.g.,  initiation and consideration of the nominations for the appointment or election of Independent Trustees of the Board. These matters were addressed in meetings held four times in the past fiscal year.  The current members of this Committee are Ms. Kruvant and Messrs. Baird, Feldman, Guffey and Williams, each an Independent Trustee.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund’s independent public accountants and representatives of management to review accounting activities and areas of financial reporting and control.  These matters were addressed in meetings held five times in the past fiscal year. The current members of this Committee are Ms. Kruvant and Messrs. Baird, Feldman and Williams, each an Independent Trustee.

The Board of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for the Fund, in connection with the Board’s annual consideration of the renewal of the Fund’s investment advisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Fund, the Advisor, and other service providers to the Fund have implemented various processes, procedures and controls to identify risks to the Fund, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Advisor and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Fund, including investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

Trustees’ Ownership of Fund Shares

            The Trustees owned shares in the Fund and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 30, 2011:

Calvert Strategic Income Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Richard L. Baird, Jr.	None	>$100,000
Douglas E. Feldman	None	$50,001-$100,000
John G. Guffey, Jr.	None	>$100,000
M. Charito Kruvant	None	>$100,000
Anthony A. Williams	None	None

Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	None	>$100,000

Trustee Compensation Table

The Calvert Fund

            The following table (unaudited numbers) set forth information describing the compensation of each Trustee for his/her services to The Calvert Fund for the most recent fiscal year ended September 30, 2011, and to all of the portfolios in the Fund Complex. Each portfolio under The Calvert Fund is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Richard L. Baird, Jr.** (Trustee)	$63,045	$31,522	$136,250
Douglas E. Feldman (Trustee)	$66,481	$0	$77,000
John G. Guffey, Jr.** (Trustee)	$46,622	$9,324	$119,500
M. Charito Kruvant** (Trustee)	$66,481	$0	$159,375
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$44,892	$13,468	$120,500
Anthony A. Williams (Trustee)	$59,584	$0	$96,250

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Advisor.

**Messrs. Baird, Guffey and Silby and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $415,067; $414,191; $634,255; and $455,792 for each of them, respectively.

***As of September 30, 2011, the Fund Complex consisted of forty-two (42) Funds.

            Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Trustees Deferred Compensation Plan. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR

            The Fund’s Investment Advisor is Calvert Investment Management, Inc. (“Calvert or the Advisor”), a subsidiary of Calvert Investments, Inc., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Fund pays all of its other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and business fees; expenses of printing and mailing reports, notices, prospectuses and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus under the heading “Contractual Fee Waivers and/or Expense Reimbursements,” the Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances.  These credits are used to reduce Fund expenses.  In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.40% of the Fund’s average daily net assets.

The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

PORTFOLIO MANAGER DISCLOSURE

Additional information about the Fund’s Portfolio Managers, identified in the Prospectus of the Fund, is provided below.

A.         Other Accounts Managed by the Fund’s Portfolio Manager

The following Portfolio Manager of the Fund is also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts" category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

CALVERT STRATEGIC INCOME FUND

Calvert:

Gregory Habeeb

Accounts Managed other than Calvert Strategic Income Fund as of December 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

B.      Potential Conflicts of Interest in Managing the Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of the Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Fund” above.

Because the Portfolio Managers have responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Portfolio Managers for the Fund are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  The Fund relies on an equitable allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment.  In addition, performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C.      Compensation of Portfolio Managers of the Fund

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from the Fund, the Advisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Fund” above.

Gregory Habeeb

Compensation with Respect to Management of Calvert Strategic Income Fund and Other Accounts as of December 30, 2011.
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D.      Securities Ownership of Portfolio Managers of the Fund

            With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of December 30, 2011 in the Fund(s) managed by that individual.  The securities were valued as of December 30, 2011.  (Specified ranges: none;  $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Strategic Income Fund	Calvert	Gregory Habeeb	None

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc (“CIAS”), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative service fee of 0.30%, payable monthly (as a percentage of average daily net assets).

METHOD OF DISTRIBUTION

            Calvert Investment Distributors, Inc. ("CID") is the principal underwriter and distributor for the Fund.  CID is an affiliate of the Fund’s Advisor. Under the terms of its underwriting agreement with the Fund, CID markets and distributes the Fund’s shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

            Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans ("Plans"), which permit the Fund to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.50% of Class A’s average daily net assets. However, the Board has determined that, until further action by the Board, no Fund shall pay Class A distribution expenses in excess of 0.25% of its average daily net assets. Expenses under the Class C Plan for the Fund may not exceed, on an annual basis, 1.00% of the Fund’s Class C average daily net assets. Class Y has no Plan. The Fund’s Class A Plan reimburses CID only for expenses it incurs, while the Class C Plan compensates CID at a set rate regardless of CID's expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons.

            The Fund’s Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund are committed to the discretion of such independent Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

            The Plans may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund.  Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the independent Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board.

            As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of November 30, 2011, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Charles Schwab & Co., Inc., CUSO, Fidelity, J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential Investment Management Services, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Wells Fargo Advisors, and Wells Fargo Investments.

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Fund has entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund’s respective classes. These fees are paid pursuant to the Fund’s Plan.

Class A shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

* Purchases of Class A shares in Calvert Strategic Income Fund at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a CDSC of 0.80%. (See "Choosing a Share Class” in the Prospectus).

            CID receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.

            Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

            Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

            Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

            For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Fund’s expense, to provide recordkeeping and subaccounting services to the Fund.

PORTFOLIO TRANSACTIONS

            The Fund’s Advisor places orders with broker-dealers for the Fund’s portfolio transactions.  Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund’s Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board.

            Broker/dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Advisor’s obligation to seek best execution. The Fund has adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

The Fund’s Advisor selects brokers on the basis of best execution. In some cases the Advisor selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process.

If, in the judgment of the Advisor, the Fund or other accounts managed by it will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.  It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Funds and managed accounts.

PORTFOLIO HOLDINGS DISCLOSURE

            The Fund has adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund's portfolio holdings.

Publicly Available Portfolio Holdings

            Information regarding the Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the SEC on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Fund’s first and third fiscal quarters. In addition, each Calvert Money Market Fund discloses month-end portfolio holdings information on calvert.com within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. From time to time, the Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. The Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Fund’s Disclosure Policy, as described generally below, allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide the Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about the Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

The Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither the Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipients of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees. The Fund's Board of Trustees shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15-day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
First Horizon National Corp.	Portfolio Holdings	Quarterly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
New York State Common Retirement Fund	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
RiskMetrics Group	Portfolio Holdings	Daily
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
SG Corporate & Investment Banking	Portfolio Holdings	Monthly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Advisors	Portfolio Holdings, Portfolio Characteristics	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

PERSONAL SECURITIES TRANSACTIONS

            The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

            Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds.  The Guidelines include the policies and procedures that the Fund uses in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees should send the communication to the attention of the Fund's Secretary at the following address:

      Calvert Funds
      Attn: [Name of Fund] Secretary
      4550 Montgomery Avenue
      Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of the Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

            KPMG LLP will serve as the independent registered public accounting firm for the Fund. State Street Bank & Trust Company, N.A. serves as custodian of the Fund’s investments. The custodian has no part in deciding the Fund’s investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

            The Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The Fund is non-diversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

            Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Calvert Strategic Income Fund offers three separate classes of shares: Class A, Class C and Class Y. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

       As of December 30, 2011, the following entity beneficially owned more than 25% of the voting securities of the Fund:

Fund Name

Control Person Name and Address	% of Ownership of Fund

Calvert Investment Distributors, Inc.	100%
Bethesda, MD

As of December 30, 2011, to the Fund’s knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:

Fund Name

Name and Address

% of Ownership

Income Fund

Calvert Investment Distributors, Inc.	100% of Class A
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% of Class C
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% of Class Y
Bethesda, MD 20814

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

SHAREHOLDER ServicING AGENT

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.          Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the

Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.         CORPORATE GOVERNANCE

A.         Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be

accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.         Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will vote on a case-by-case basis proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation).

Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.         Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.

Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.         CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.         Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.         Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.         Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.         International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.         Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.         Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.         Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.         Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.          Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.         Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific social criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2010

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's Ratings Services)

Bonds

AAA:    An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:       An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:         An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:    An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:       An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:         An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:    An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:       An obligation rated CC is currently highly vulnerable to nonpayment.

C:         An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:         An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings  (source: Moody's Investors Service)

            Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:     Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:       Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:         Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:     Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:       Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:         Obligations rated B are considered speculative and are subject to high credit risk.

Caa:     Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:       Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:         Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:      Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:      Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:      Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:       Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

(b)	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

(d)

Amended Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Revised and Restated Schedule A of Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendum to Schedule A of Investment Advisory Agreement, filed herewith. Addendum to Investment Advisory Agreement, filed herewith.

(e)

Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendums to Schedules II and III of Underwriting (Distribution) Agreement, filed herewith.

(f)	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

(g)	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

(h)(1)	Amended Master Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

(h)(2)

Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Schedule A to Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.61, dated December 31, 2007, accession number 0000701039-07-000032. Addendum to Schedule A of Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.57, dated July 7, 2006, accession number 0000701039-06-000016. Addendum to Schedule A of Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.64, dated October 9, 2008, accession number 0000701039-08-000030. Addendum to Schedule A of Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007. Addendum to Schedule A of Servicing Agreement, filed herewith.

(h)(3)

Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Revised and Restated Schedule A to the Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendum to Schedule A to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.91, dated July 28, 2011, accession number 0000701039-11-000080. Addendum to Schedule A of Administrative Services Agreement, filed herewith.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Other Opinions (not applicable).

(k)	Omitted Financial Statement (not applicable).

(l)	Initial Capital Agreements (not applicable).

(m)(1)

Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Amended and Restated Schedule for Class A, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendum to Schedule to Plan of Distribution for Class A, filed herewith.

(m)(2)

Plan of Distribution for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Schedule for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Schedule for Class C, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007. Addendum to Schedule B for Plan of Distribution for Class B & C, filed herewith.

(n)

Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendum to Exhibit II of 18f-3 Multiple Class Plan, filed herewith.

(o)	Power of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No.70, dated January 31, 2011, accession number 0000701039-11-000005.

(p)	Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.

Item 29.      Persons Controlled by or Under Common Control With Registrant

                  Not applicable.

Item 30.       Indemnification

Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Advisor

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Gregory Habeeb
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

* 4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 33. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary
         The Calvert Fund
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814

Item 34. Management Services

         Not Applicable

Item 35. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 13th day of October 2011.

THE CALVERT FUND

By:
_____________**_____________
Barbara Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 13th day of October 2011 by the following persons in the capacities indicated.

Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Accounting Officer)

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Douglas E. Feldman, M.D.	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ D. Wayne Silby	Trustee

__________**____________ Anthony A. Williams	Trustee

**By: /s/ Lancelot A. King
                Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No.70, dated January 31, 2011, accession number 0000701039-11-000005.

The Calvert Fund
Post-Effective Amendment No. 93
Registration No. 002-76510
EXHIBIT INDEX

Exhibit No.	Description
23(d)	Addendum to Investment Advisory Agreement Addendum to Schedule A of Investment Advisory Agreement
23(e)	Addendums to Schedules II and III of Underwriting (Distribution) Agreement
23(h)(2)	Addendum to Schedule A to Servicing Agreement
23(h)(3)	Addendum to Schedule A to Administrative Services Agreement
23(j)	Consent of Independent Auditors
23(m)(1)	Addendum to Schedule to Plan of Distribution for Class A
23(m)(2)	Addendum to Schedule B for Plan of Distribution for Class B & C
23(n)	Addendum to Exhibit II of 18f-3 Multiple Class Plan